Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2022
Regulatory Capital Requirements [Abstract]
Summary of Actual Capital Amounts and Ratios
The following is a summary of actual capital amounts and ratios as of December 31, 2022 and 2021, for Trustco Bank:

	As of December 31, 2022		Well	Minimum for Capital Adequacy plus Capital Conservation
(dollars in thousands)	Amount	Ratio	Capitalized(1)	Buffer(1)(2)

Tier 1 leverage ratio	$609,998	10.116%	5.000%	4.000%
Common equity Tier 1 capital	609,998	18.431	6.500	7.000
Tier 1 risk-based capital	609,998	18.431	8.000	8.500
Total risk-based capital	651,462	19.684	10.000	10.500

	As of December 31, 2021		Well	Minimum for Capital Adequacy plus Capital Conservation
(dollars in thousands)	Amount	Ratio	Capitalized(1)	Buffer(1)(2)

Tier 1 leverage ratio	$570,594	9.324%	5.000%	4.000%
Common equity Tier 1 capital	570,594	18.954	6.500	7.000
Tier 1 risk-based capital	570,594	18.954	8.000	8.500
Total risk-based capital	608,308	20.206	10.000	10.500

The following is a summary of actual capital amounts and ratios as of December 31, 2022 and 2021 for TrustCo on a consolidated basis.

	As of December 31, 2022		Minimum for Capital Adequacy plus Capital Conservation
(dollars in thousands)	Amount	Ratio	Buffer(1)(2)

Tier 1 leverage ratio	$626,628	10.390%	4.000%
Common equity Tier 1 capital	626,628	18.929	7.000
Tier 1 risk-based capital	626,628	18.929	8.500
Total risk-based capital	668,102	20.182	10.500

	As of December 31, 2021		Minimum for Capital Adequacy plus Capital Conservation
(dollars in thousands)	Amount	Ratio	Buffer(1)(2)

Tier 1 leverage ratio	$588,427	9.614%	4.000%
Common equity Tier 1 capital	588,427	19.541	7.000
Tier 1 risk-based capital	588,427	19.541	8.500
Total risk-based capital	626,150	20.794	10.500

(1)	Federal regulatory minimum requirements to be considered to be Well Capitalized and Adequately Capitalized.
(2)	The December 31, 2022 and 2021 common equity tier 1, tier 1 risk-based, and total risk-based capital ratios include a capital conservation buffer of 2.50 percent.